Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of inventories

	September 29, 2012	December 31, 2011

Raw materials	$83	$91
Work in process	376	392
Finished goods	491	409
Total	$950	$892

	2011	2010
Raw materials	$91	$102
Work in process	392	231
Finished goods	409	273

	$892	$606

Schedule of stock-based compensation expense

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Cost of sales	$12	$12	$41	$33
Research and development	42	28	108	72
Selling, general and administrative	91	83	308	205
Total stock-based compensation	$145	$123	$457	$310

	December 31,
	2011	2010	2009
Cost of sales	$46	$12	$—
Research and development	153	520	390
Sales, general and administrative	293	93	47

Total stock-based compensation	$492	$625	$437

Summary of calculation of net loss per common share

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Net loss	$(1,365)	$(1,188)	$(4,019)	$(3,141)
Weighted average shares outstanding—basic and diluted	16,345,579	15,756,346	16,310,967	15,366,841
Basic and diluted net loss per share	$(0.08)	$(0.08)	$(0.25)	$(0.20)

	December 31,
	2011	2010	2009
Net loss	$(4,250)	$(10,892)	$(3,337)
Weighted average shares outstanding—basic and diluted	15,557,969	13,431,661	11,069,342

Net loss per share—basic and diluted	(0.27)	(0.81)	(0.30)

Schedule of outstanding potential common shares not included in diluted net loss per share calculations as their effects were not dilutive
	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Employee and non-employee stock options	1,186,000	848,000	1,186,000	848,000
Common shares issuable to underwriters under purchase option agreements	103,125	103,125	103,125	103,125

		December 31,
	2011	2010	2009
Employee and non-employee stock options	1,261,000	813,000	598,000
Common shares issuable to underwriters under option purchase agreements (See note 7)	103,125	—	—
Common shares issuable under investor option purchase agreements (See note 7)	—	—	600,000